SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Jun. 05, 2023	Mar. 22, 2023	Jul. 14, 2023	May 31, 2023	Mar. 19, 2023	Feb. 28, 2023	Feb. 28, 2022
Subsequent Event [Line Items]
Increase to its authorized common stock				7,225,000,000		7,225,000,000	7,225,000,000
Convertible Notes Payable [Member] | Lender [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 1,400,194
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase to its authorized common stock					1,225,000,000
Subsequent event, description		on March 22, 2023 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $4.50 per share, below which the Company shall not be required to sell shares. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares	280,929,190		441,502,460
Gross proceeds			$ 2,922,520
Issuance costs	$ 81,285		132,591
Net proceeds	$ 1,318,909		$ 2,789,929